Goodwill and Purchased Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill and Purchased Intangible Assets
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill for the two years ended September 30, 2017 are as follows (in thousands):

		Cubic Global
	Transportation	Defense
	Systems	Systems	Total

Net balances at October 1, 2015	$55,974	$87,575	$143,549
Acquisitions (see Note 2)	—	175,150	175,150
Foreign currency exchange rate changes	(6,344)	241	(6,103)
Net balances at September 30, 2016	49,630	262,966	312,596
Acquisitions	—	5,885	5,885
Foreign currency exchange rate changes	1,240	1,841	3,081
Net balances at September 30, 2017	$50,870	$270,692	$321,562

Schedule of entity's purchased intangible assets

The table below summarizes our purchased intangible assets (in thousands):

	September 30, 2017			September 30, 2016
				Gross
	Gross Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount

Contract and program intangibles	$151,602	$(90,988)	$60,614	$146,898	$(65,257)	$81,641
Other purchased intangibles	42,813	(13,569)	29,244	38,695	(8,322)	30,373
Total	$194,415	$(104,557)	$89,858	$185,593	$(73,579)	$112,014

Schedule of expected amortization of purchased intangibles for each of the next five years

The table below shows our expected amortization of purchased intangibles as of September 30, 2017, for each of the next five years and thereafter (in thousands):

		Cubic Global	Cubic
	Transportation	Defense	Mission
	Systems	Systems	Solutions	Total
2018	$4,944	$805	$20,203	$25,952
2019	2,886	530	16,761	20,177
2020	947	315	13,214	14,476
2021	698	261	9,814	10,773
2022	598	261	6,651	7,510
Thereafter	297	893	9,780	10,970
	$10,370	$3,065	$76,423	$89,858